INCOME TAXES (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Effective income tax rate continuing operations		3871.90%	25.10%
Unrecognized tax benefits		$ 0	$ 0
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate continuing operations	25.00%	25.00%
Foreign Tax Authority [Member] | Aixin Shangyan Hotel and Aixintang Pharmacies [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward		$ 1,753,139